Premises And Equipment - Major Categories of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 145,365	$ 134,416
Less accumulated depreciation	(85,872)	(78,937)
Premises and equipment, net	59,493	55,479
Land
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	19,123	17,836
Buildings
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	74,525	71,002
Equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	47,839	42,139
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and Equipment, Gross	$ 3,878	$ 3,439